OTHER FINANCIAL DATA - REVENUES DISCLOSURE (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Revenues Disclosure [Abstract]
Natural gas revenues	$ 3,873	[1]	$ 4,489	[1]	$ 4,491	[1]
Electric revenues	4,568	[1]	3,833	[1]	2,528	[1]
Total Utilities Revenues at Sempra Energy Consolidated	$ 8,441		$ 8,322		$ 7,019

[1]	Excludes intercompany revenues.